Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis	The following tables present the financial instruments carried at fair value at Dec. 31, 2022 and Dec. 31, 2021, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets measured at fair value on a recurring basis at Dec. 31, 2022					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$29,533	$—	$—	$—	$29,533
Sovereign debt/sovereign guaranteed	4,237	6,127	—	—	10,364
Agency RMBS	—	8,957	—	—	8,957
Agency commercial MBS	—	8,060	—	—	8,060
Supranational	—	7,734	—	—	7,734
Foreign covered bonds	—	5,758	—	—	5,758
CLOs	—	5,343	—	—	5,343
Non-agency commercial MBS	—	2,977	—	—	2,977
U.S. government agencies	—	2,294	—	—	2,294
Foreign government agencies	—	2,241	—	—	2,241
Non-agency RMBS	—	2,029	—	—	2,029
Other ABS	—	1,319	—	—	1,319
State and political subdivisions	—	12	—	—	12
Other debt securities	—	1	—	—	1
Total available-for-sale securities	33,770	52,852	—	—	86,622
Trading assets:
Debt instruments	1,590	1,901	—	—	3,491
Equity instruments	3,791	—	—	—	3,791
Derivative assets not designated as hedging:
Interest rate	10	1,287	—	(986)	311
Foreign exchange	—	9,433	—	(7,215)	2,218
Equity and other contracts	4	98	—	(5)	97
Total derivative assets not designated as hedging	14	10,818	—	(8,206)	2,626
Total trading assets	5,395	12,719	—	(8,206)	9,908
Other assets:
Derivative assets designated as hedging:
Interest rate	—	205	—	—	205
Foreign exchange	—	114	—	—	114
Total derivative assets designated as hedging	—	319	—	—	319
Other assets (b)	294	220	—	—	514
Total other assets	294	539	—	—	833
Assets measured at NAV (b)					138
Total assets	$39,459	$66,110	$—	$(8,206)	$97,501
Percentage of total assets prior to netting	37%	63%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2022					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$2,373	$101	$—	$—	$2,474
Equity instruments	97	—	—	—	97
Derivative liabilities not designated as hedging:
Interest rate	6	1,578	—	(798)	786
Foreign exchange	—	9,456	—	(7,444)	2,012
Equity and other contracts	—	17	—	(1)	16
Total derivative liabilities not designated as hedging	6	11,051	—	(8,243)	2,814
Total trading liabilities	2,476	11,152	—	(8,243)	5,385
Other liabilities
Derivative liabilities designated as hedging:
Interest rate	—	—	—	—	—
Foreign exchange	—	220	—	—	220
Total derivative liabilities designated as hedging	—	220	—	—	220
Other liabilities	—	1	—	—	1
Total other liabilities	—	221	—	—	221
Total liabilities	$2,476	$11,373	$—	$(8,243)	$5,606
Percentage of total liabilities prior to netting	18%	82%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes seed capital, private equity investments and other assets.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2021					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
U.S. Treasury	$29,409	$—	$—	$—	$29,409
Agency RMBS	—	14,530	—	—	14,530
Sovereign debt/sovereign guaranteed	6,017	7,362	—	—	13,379
Agency commercial MBS	—	8,405	—	—	8,405
Supranational	—	7,573	—	—	7,573
Foreign covered bonds	—	6,238	—	—	6,238
CLOs	—	4,439	—	—	4,439
Non-agency commercial MBS	—	3,125	—	—	3,125
Non-agency RMBS	—	2,748	—	—	2,748
Foreign government agencies	—	2,686	—	—	2,686
U.S. government agencies	—	2,536	—	—	2,536
State and political subdivisions	—	2,514	—	—	2,514
Other ABS	—	2,190	—	—	2,190
Corporate bonds	—	2,066	—	—	2,066
Other debt securities	—	1	—	—	1
Total available-for-sale securities	35,426	66,413	—	—	101,839
Trading assets:
Debt instruments	1,447	2,750	—	—	4,197
Equity instruments	9,766	—	—	—	9,766
Derivative assets not designated as hedging:
Interest rate	6	3,253	—	(1,424)	1,835
Foreign exchange	—	6,279	—	(5,501)	778
Equity and other contracts	—	49	—	(48)	1
Total derivative assets not designated as hedging	6	9,581	—	(6,973)	2,614
Total trading assets	11,219	12,331	—	(6,973)	16,577
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	206	—	—	206
Total derivative assets designated as hedging	—	206	—	—	206
Other assets (b)	438	325	—	—	763
Total other assets	438	531	—	—	969
Assets measured at NAV (b)					218
Total assets	$47,083	$79,275	$—	$(6,973)	$119,603
Percentage of total assets prior to netting	37%	63%	—%

Liabilities:
Trading liabilities:
Debt instruments	$2,452	$46	$—	$—	$2,498
Equity instruments	40	—	—	—	40
Derivative liabilities not designated as hedging:
Interest rate	1	2,834	—	(2,028)	807
Foreign exchange	—	6,215	—	(4,111)	2,104
Equity and other contracts	5	211	—	(196)	20
Total derivative liabilities not designated as hedging	6	9,260	—	(6,335)	2,931
Total trading liabilities	2,498	9,306	—	(6,335)	5,469
Other liabilities:
Derivative liabilities designated as hedging:
Interest rate	—	453	—	—	453
Foreign exchange	—	40	—	—	40
Total derivative liabilities designated as hedging	—	493	—	—	493
Other liabilities	1	2	—	—	3
Total other liabilities	1	495	—	—	496
Total liabilities	$2,499	$9,801	$—	$(6,335)	$5,965
Percentage of total liabilities prior to netting	20%	80%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes seed capital, private equity investments and other assets.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2022						Dec. 31, 2021
	Total carrying value (b)	Ratings (a)					Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated
(dollars in millions)
Non-agency RMBS, originated in:
2008-2022	$1,728	100%	—%	—%	—%	—%	$2,190	100%	—%	—%	—%	—%
2007	54	—	6	—	40	54	114	—	4	—	39	57
2006	88	—	35	—	40	25	181	—	24	—	33	43
2005	89	7	—	1	40	52	167	3	5	1	37	54
2004 and earlier	70	12	9	3	60	16	96	16	10	5	57	12
Total non-agency RMBS	$2,029	86%	2%	—%	7%	5%	$2,748	81%	2%	—%	8%	9%
Non-agency commercial MBS originated in:
2009-2022	$2,977	100%	—%	—%	—%	—%	$3,125	100%	—%	—%	—%	—%
Foreign covered bonds:
Canada	$2,384	100%	—%	—%	—%	—%	$2,332	100%	—%	—%	—%	—%
UK	1,215	100	—	—	—	—	1,141	100	—	—	—	—
Australia	696	100	—	—	—	—	762	100	—	—	—	—
Germany	542	100	—	—	—	—	638	100	—	—	—	—
Norway	377	100	—	—	—	—	457	100	—	—	—	—
Other	544	100	—	—	—	—	908	100	—	—	—	—
Total foreign covered bonds	$5,758	100%	—%	—%	—%	—%	$6,238	100%	—%	—%	—%	—%
Sovereign debt/sovereign guaranteed:
Germany	$3,103	100%	—%	—%	—%	—%	$3,585	100%	—%	—%	—%	—%
UK	2,225	100	—	—	—	—	1,969	100	—	—	—	—
France	1,665	100	—	—	—	—	1,921	100	—	—	—	—
Singapore	797	100	—	—	—	—	1,018	100	—	—	—	—
Canada	702	100	—	—	—	—	630	100	—	—	—	—
Japan	475	—	100	—	—	—	363	—	100	—	—	—
Italy	390	—	—	100	—	—	1,382	—	—	100	—	—
Hong Kong	273	100	—	—	—	—	531	100	—	—	—	—
Spain	214	—	40	60	—	—	782	—	8	92	—	—
Other (c)	520	70	6	—	24	—	1,198	71	19	—	10	—
Total sovereign debt/sovereign guaranteed	$10,364	88%	6%	5%	1%	—%	$13,379	78%	5%	16%	1%	—%
Foreign government agencies:
Canada	$652	83%	17%	—%	—%	—%	$566	78%	22%	—%	—%	—%
Norway	427	100	—	—	—	—	269	100	—	—	—	—
Netherlands	363	100	—	—	—	—	765	100	—	—	—	—
Sweden	260	100	—	—	—	—	252	100	—	—	—	—
France	240	100	—	—	—	—	301	100	—	—	—	—
Other	299	100	—	—	—	—	533	82	18	—	—	—
Total foreign government agencies	$2,241	95%	5%	—%	—%	—%	$2,686	92%	8%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2022 and Dec. 31, 2021, sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $123 million at Dec. 31, 2022 and $119 million at Dec. 31, 2021.

Assets Measured at Fair Value on Nonrecurring Basis	The following table presents the carrying value as of Dec. 31, 2022 and Dec. 31, 2021 of financial instruments for which nonrecurring adjustments to fair value have been recorded during 2022 and/or 2021 and all non-readily marketable equity securities carried at cost with upward or downward adjustments by balance sheet caption and level in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2022				Dec. 31, 2021
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$33	$—	$33	$—	$42	$—	$42
Other assets (b)	—	448	—	448	—	265	—	265
Total assets at fair value on a nonrecurring basis	$—	$481	$—	$481	$—	$307	$—	$307
(a)    The fair value of these loans was unchanged in 2022 and decreased less than $1 million in 2021, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)    Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2022 and Dec. 31, 2021, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$91,655	$—	$91,655	$91,655
Interest-bearing deposits with banks	—	17,167	—	17,167	17,169
Federal funds sold and securities purchased under resale agreements	—	24,298	—	24,298	24,298
Securities held-to-maturity	10,948	39,044	—	49,992	56,194
Loans (a)	—	64,668	—	64,668	65,230
Other financial assets	5,030	1,817	—	6,847	6,847
Total	$15,978	$238,649	$—	$254,627	$261,393
Liabilities:
Noninterest-bearing deposits	$—	$78,017	$—	$78,017	$78,017
Interest-bearing deposits	—	196,258	—	196,258	200,953
Federal funds purchased and securities sold under repurchase agreements	—	12,335	—	12,335	12,335
Payables to customers and broker-dealers	—	23,435	—	23,435	23,435
Borrowings	—	911	—	911	911
Long-term debt	—	28,977	—	28,977	30,458
Total	$—	$339,933	$—	$339,933	$346,109
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$102,467	$—	$102,467	$102,467
Interest-bearing deposits with banks	—	16,636	—	16,636	16,630
Federal funds sold and securities purchased under resale agreements	—	29,607	—	29,607	29,607
Securities held-to-maturity	12,488	44,287	—	56,775	56,866
Loans (a)	—	67,026	—	67,026	66,860
Other financial assets	6,061	1,239	—	7,300	7,300
Total	$18,549	$261,262	$—	$279,811	$279,730
Liabilities:
Noninterest-bearing deposits	$—	$93,695	$—	$93,695	$93,695
Interest-bearing deposits	—	224,665	—	224,665	225,999
Federal funds purchased and securities sold under repurchase agreements	—	11,566	—	11,566	11,566
Payables to customers and broker-dealers	—	25,150	—	25,150	25,150
Borrowings	—	956	—	956	956
Long-term debt	—	26,701	—	26,701	25,931
Total	$—	$382,733	$—	$382,733	$383,297
(a)    Does not include the leasing portfolio.